Schedule of Earnings Per Share (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Net (loss) income per share attributable to ordinary shareholders
Net income-basic	$ (5,763,745)	$ (5,730,751)	$ 2,326,597
Net income-diluted	$ (5,763,745)	$ (5,730,751)	$ 2,326,597
Weighted average number of ordinary shares outstanding-basic	12,975,000	11,849,178	11,250,000
Weighted average number of ordinary shares outstanding-diluted	12,975,000	11,849,178	11,250,000
Earning per share-basic	$ (0.44)	$ (0.48)	$ 0.21
Earning per share - diluted	$ (0.44)	$ (0.48)	$ 0.21